Deferred tax assets and liabilities (Details 2) - INR (₨) ₨ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deductible temporary differences	₨ 592,981	₨ 518,305
Unrecognized tax losses	7,140	117,818
Unrecognized deferred tax Assets Liabilities	₨ 600,121	₨ 636,123